SCHEDULE OF OPERATING LEASE TERM (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Weighted-average remaining lease term for operating leases	5 years	5 years	6 years
Weighted-average discount rate for operating leases	3.97%	3.98%	3.83%
Greens Natural Foods, Inc. [Member]
Weighted-average remaining lease term for operating leases				5 years
Weighted-average discount rate for operating leases				1.30%